Note 13 Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[2]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	[1]	€ 57,526	€ 60,963	€ 64,150	[3]
Issued in euros [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		11,475	15,111	18,779
Issued in euros [Member] | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		10,383	13,757	17,429
Issued in euros [Member] | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		695	901	854
Issued in euros [Member] | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		397	454	495
MEXICO
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		20,461	21,714	16,819
MEXICO | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		19,313	20,364	15,452
MEXICO | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		759	886	777
MEXICO | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		389	464	590
UNITED STATES
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		6,552	6,344	5,202
UNITED STATES | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		3,703	3,174	2,716
UNITED STATES | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		41	88	93
UNITED STATES | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		2,808	3,082	2,393
TURKEY
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		2,849	2,459	3,858
TURKEY | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		2,837	2,445	3,858
TURKEY | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		12	14	0
Other Countries [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		16,190	15,336	19,493
Other Countries [Member] | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		10,059	8,961	10,340
Other Countries [Member] | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		370	508	3,094
Other Countries [Member] | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		1,921	1,895	2,167
Other Countries [Member] | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		3,840	3,971	3,892
Total foreign [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		€ 46,052	€ 45,852	€ 45,372

[1]	(1) During financial years 2024 and 2023, there have been no significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”. In 2022, it includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 in 2022 (see Note 1.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).